Stockholders' Equity (Deficit) - Additional Information (Details) - $ / shares			11 Months Ended
	Aug. 27, 2021	Jan. 07, 2021	Dec. 31, 2021	Jan. 31, 2021
Shares authorized			510,000,000
Share par value			$ 0.001
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			500,000,000	200,000,000
Preferred stock, shares authorized			10,000,000	0
Common stock, shares subscribed				200,000,000
Common stock voting rights			one vote
Conversion of stock, shares issued	200,000,000
Cipher
Common stock, par value				$ 0.001
Common stock, shares authorized				5,000
Common stock, shares subscribed				500
Shares converted	500	500